SHORT-TERM BANK DEPOSITS	6 Months Ended
Jun. 30, 2024
Short Term Bank Deposits [Abstract]
SHORT-TERM BANK DEPOSITS
NOTE 4:-	SHORT-TERM BANK DEPOSITS
Short-term bank deposits are U.S. Dollar denominated and bear interest of 5.8%.